Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents

	Note	2019 US$m	2018 US$m
Cash at bank and in hand		978	740
Money market funds and other cash equivalents		7,049	10,033
Balance per Group balance sheet		8,027	10,773
Bank overdrafts repayable on demand (unsecured)	22	—	(1)
Cash and cash equivalents included in Assets held for sale	19	—	117
Balance per Group cash flow statement		8,027	10,889